Other Current Liabilities (Details Narrative) - Stock Appreciation Rights Program 2019 [Member]	1 Months Ended
Apr. 30, 2019 shares
Statement Line Items [Line Items]
Minimum percentage on exercised issue price	20.00%
Members of the Management Board [Member]
Statement Line Items [Line Items]
Maximum shares issued during period	1,600,000
Other Beneficiaries [Member]
Statement Line Items [Line Items]
Maximum shares issued during period	2,400,000
Issued Until March 31, 2024 [Member]
Statement Line Items [Line Items]
Maximum shares issued during period	4,000,000
One Year After the Issue Date [Member]
Statement Line Items [Line Items]
Percentage of shares granted during vesting period	15.00%
Two Years After the Issue Date [Member]
Statement Line Items [Line Items]
Percentage of shares granted during vesting period	25.00%
Three Years After the Issue Date [Member]
Statement Line Items [Line Items]
Percentage of shares granted during vesting period	25.00%
Four Years After the Issue Date [Member]
Statement Line Items [Line Items]
Percentage of shares granted during vesting period	35.00%